Significant Accounting Policies - Schedule of Differences Between Reported Amount and Reporting Currency Denominated Amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Revenues	$ 2,929,491	$ 1,578,173
Cost of revenues	(1,387,971)	(712,530)
Operating Expenses	(1,451,367)	(1,006,790)
Income (loss) from operations	90,153	(141,147)
Exchange Rate Effect
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Revenues	7,367	3,148
Cost of revenues	(7,900)	(4,283)
Operating Expenses	(47,292)	(39,505)
Income (loss) from operations	(47,825)	(40,640)
10% Stronger CAD Rate
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Revenues	2,936,858	1,581,321
Cost of revenues	(1,395,871)	(716,813)
Operating Expenses	(1,498,659)	(1,046,295)
Income (loss) from operations	$ 42,328	$ (181,787)